Merger with Converted Organics, Inc.	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Merger with Converted Organics, Inc.

NOTE 4 - MERGER WITH CONVERTED ORGANICS, INC.

As described in Note 1, the Company completed the Merger on June 3, 2013. At the effective time of the Merger shares of Finjan stock were converted into a total of 20,467,052 shares of Finjan Holdings common stock. The stockholders of the Company prior to the effective time of the Merger continued to hold 89,473 shares of Company common stock. In addition, certain Company indebtedness was exchanged for an aggregate of 1,789,469 shares of Company common stock in connection with the Merger. Finally, an aggregate of 22,368 shares of Company common stock were issued to the former chief executive officer and former chief financial officer of Converted Organics, Inc. in connection with the termination of their severance agreements. During the year ended December, 2013, the Company incurred $790,000 in transaction costs related to the Merger, which primarily consisted of legal and accounting expenses. These expenses were recorded as transaction costs in the accompanying consolidated statements of operations.

Assets acquired and liabilities assumed in the Merger had the following estimated fair values (in thousands):

Cash and cash equivalents	$63
Accounts receivable	202
Inventory	128
Note receivable	517
Other current assets	65
Property and equipment	928
Intangible asset – customer relationships	1,453
Goodwill	306
Accounts payable and accrued liabilities	(878)
Deferred tax liability	(43)

Fair value of shares issued as acquisition consideration	$2,741

The intangible asset related to customer relationships reflects the estimated net present value of the future cash flows associated with the stable and recurring customer base acquired in the Merger. The fair value was determined using an income approach, which recognizes that the fair value of an asset is premised upon the expected receipt of future economic benefits such as earnings and cash inflows based on current sales projections and estimated direct costs for each product line. Indications of value are developed by discounting these benefits to their present worth at a discount rate that reflects the current return requirements of the market. Acquired customer relationships are finite-lived intangible assets and are amortized over their estimated life of six years using the straight-line method, which approximates the customer attrition rate, reflecting the pattern of economic benefits associated with these assets.

The excess of purchase price over the fair value amounts assigned to the identifiable assets acquired and liabilities assumed represents goodwill from the acquisition. The Company believes the factors that contributed to goodwill include the acquisition of a talented workforce and administrative synergies. The Company does not expect any portion of this goodwill to be deductible for tax purposes. See Note 7 – Intangible Assets and Goodwill.

PRO FORMA FINANCIAL INFORMATION

The following unaudited pro forma financial information presents the combined results of operations for the years ended December 31, 2013 and 2012 as if the reverse merger had been completed at the beginning of the respective periods. The pro forma financial information includes adjustments to eliminate one time charges and to include amortization of fair value adjustments in the appropriate pro forma periods as though the companies were combined at the beginning of the respective periods, and is not indicative of, nor does it purport to project the future financial position or operating results of the company. These adjustments include:

•	An increase (decrease) in amortization and depreciation expense of $122,000 and $(46,000) for the years ended December 31, 2013 and 2012, respectively, related to the fair value of acquired identifiable assets and property and equipment.

•	The exclusion of transaction-related expenses of $790,000 for the year ended December 31, 2013.

•	An adjustment for the estimated portion of the interest expense and change in fair value of derivative liabilities attributable to the convertible notes being exchanged for common stock as a part of the transactions contemplated by the Merger Agreement.

The unaudited pro forma results do not reflect operating efficiencies or potential cost savings which may be implemented after the Merger.

	For the Years Ended December 31,
	2013	2012
	(In thousands, except per share data)
Revenue	1,411	$1,521

Net (loss) income	(7,048)	$54,066

Net (loss) income per common share:
Basic and diluted	$(0.31)	$2.41

Weighted average shares outstanding:
Basic and diluted	22,469,562	22,389,609